Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of financial assets

	2022	2021

Cash and banks	59,959	99,821
Unrestrictedly available financial investments cash and cash equivalents:
CDB’s / Repurchases	2,488,754	5,128,794

Total cash and cash equivalents	2,548,713	5,228,615

Bank certificates of deposit (“CDBs”) and committed transactions are nominative securities issued by banks and sold to the public as a form of fund raising. Such securities may be traded during the contracted term, at any time, without significant loss in their value and are used for the fulfilment of short-term obligations by the company.

The decrease in the cash position is explained by the acquisition of Cozani (Note 1.2.1). and payments for 5G licenses and related obligations (Notes 16.f and 20).

The annual average return of the Company's investments related to CDB’s and Committed Operations is 100.12% (101.57% as of December 31, 2021) of the variation of the Interbank Deposit Certificate – CDI.